Share-Based Payments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-Based Payments
NOTE 16: SHARE-BASED PAYMENTS
The Group operates an equity-based compensation plan, whereby warrants are granted to directors, management and selected employees and non-employees.
The warrants are accounted for as equity-settled share-based payment plans since the Group has no legal or constructive obligation to repurchase or settle the warrants in cash.
Each warrant gives the beneficiaries the right to subscribe to one common share of the Group. The warrants are granted for free and have an exercise price equal to the lower of the average closing price of the Group share over the 30 days prior to the offer, and the last closing price before the day of the offer, as determined by the Board of Directors of the Group.
Changes in the number of warrants outstanding and their related weighted average exercise prices are as follows:

		2019		2018
	Weighted average exercise price (in €)	Number of warrants	Weighted average exercise price (in €)	Number of warrants
Outstanding as of 1 January	30.71	731,229	31.76	674,962
Granted	13.21	610,250	23.09	111,600
Forfeited	8.24	(24,100)	28.79	(50,833)
Exercised	—	0	2.64	(4,500)
Expired	23.60	(24,999)	—	0
At 31 December	22.56	1,292,380	30.71	731,229

No warrant exercised in 2019. There were 24,999 warrants expired in 2019, that were issued in May 2014.

Warrants outstanding at the end of the year have the following expiry date and exercise price:

Warrant plan issuance date	Vesting date	Expiry date	Number of warrants outstanding as of 31 December, 2019	Number of warrants outstanding as of 31 December, 2018	Exercise price per share
29 October 2010	29 October 2013	29 October 2020	766	766	35.36
06 May 2013	06 May 2016	06 May 2023	2,500	2,500	2.64
05 May 2014	05 May 2017	05 May 2024	35,698	60,697	38.29
05 November 2015	05 November 2018	05 November 2025	250,982	245,982	33.39
08 December 2016	08 December 2019	08 December 2021	42,500	42,500	22.41
29 June 2017	29 June 2020	29 June 2022	285,084	294,484	31.44
26 October 2018	26 October 2021	19 September 2024	401,350	84,300	18.07
25 October 2019	25 October 2022	25 October 2024	273,500	—	8.16

			1,292,380	731,229

Warrants issued on October 29, 2010
At the Extraordinary Shareholders Meeting of October 29, 2010, a plan of 79,500 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors. Out of the 79,500 warrants offered, 61,050 warrants were accepted by the beneficiaries and 766 warrants are outstanding on the date hereof.
The 61,050 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2014. The exercise price amounts to €35.36. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on May 6, 2013
At the Extraordinary Shareholders Meeting of 6 May 2013, a plan of 266,241 warrants was approved. Warrants were offered to Group’s employees and management team. Out of the 266,241 warrants offered, 253,150 warrants were accepted by the beneficiaries and 2,500 warrants are outstanding on the date hereof.
The 253,150 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2017. The exercise price amounts to €2.64. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on May 5, 2014
At the Extraordinary Shareholders Meeting of 5 May 2014, a plan of 100,000 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors in five different tranches. Out of the warrants offered, 94,400 warrants were accepted by the beneficiaries and 35,698 warrants are outstanding on the date hereof.
The 100,000 warrants were vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary the issuance. The warrants that are vested can only be exercised at the end of the third calendar year following the issuance date, thus starting on January 1, 2018. The exercise price of the different tranches ranges from €33.49 to €45.05. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on November 5, 2015
At the Extraordinary Shareholders Meeting of November 5, 2015, a plan of 466,000 warrants was approved. Warrants were offered to Group’s employees, non-employees
and directors in five different tranches. Out of the warrants offered, 353,550 warrants were accepted by the beneficiaries and 250,982 warrants are outstanding on the date hereof.
These warrants vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2019. The exercise price of the different tranches ranges from €15.90 to €34.65. Warrants not exercised within 10 years after issue become null and void.
Warrants issued on December 8, 2016
On December 8, 2016, the Board of Directors issued a new plan of 100,000 warrants. An equivalent number of warrants were cancelled from the remaining pool of warrants of the plan of November 5, 2015. Warrants were offered to Group’s employees and non-employees
in two different tranches. Out of the warrants offered, 45,000 warrants were accepted by the beneficiaries and 42,500 warrants are outstanding on the date of the financial statements.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2020. The exercise price of the different tranches ranges from €17.60 to €36.81. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on June 29, 2017
At the Extraordinary Shareholders Meeting of June 29, 2017, a plan of 520,000 warrants was approved. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 334,400 warrants were accepted by the beneficiaries and 285,084 warrants are outstanding on the date hereof.
These warrants will be vested in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2021. The exercise price of the different tranches ranges from €31.34 to €48.89. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on October 26, 2018
On October 26, 2018, the Board of Directors issued a new plan of 700,000 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 426,050 warrants were accepted by the beneficiaries and 401,350 warrants are outstanding on the date of the financial statements.
These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2022. The exercise price of the different tranches ranges from €9.36 to €22.04. Warrants not exercised within 5 years after issue become null and void.
Warrants issued on October 25, 2019
On October 25, 2019, the Board of Directors issued a new plan of 939,500 warrants. Warrants were offered in different tranches to beneficiaries (employees, non-employees
and directors). Out of the warrants offered, 273,500 warrants were accepted by the beneficiaries and 273,500 warrants are outstanding on the date of the financial statements.

These warrants will vest in equal tranches over a period of three years. The warrants become 100% vested after the third anniversary of issuance. The warrants that are vested can only be exercised as from the end of the third calendar year following the issuance date, thus starting on January 1, 2023. The exercise price of the first offer was of €8.16 . Warrants not exercised within 5 years after issue become null and void.
As a result, at December 31, 2019, there are 1,292,380 Warrants outstanding which represent approximately 8.48% of the total number of all issued and outstanding voting financial instruments.
The fair value of the warrants has been determined at grant date based on the Black-Scholes formula. The variables, used in this model, are:

	Warrants issued on
	29 October 2010	31 January 2013	06 May 2013	05 May 2014	05 Nov. 2015	08 Dec. 2016	29 June 2017	26 October 2018	25 October 2019	Total
Number of warrants issued	79,500	140,000	266,241	100,000	466,000	100,000	520,000	700,000	939,500	3,311,241
Number of warrants granted	61,050	140,000	253,150	94,400	353,550	45,000	334,400	426,050	273,500	1,981,100
Number of warrants not fully vested as of 31 December 2019	—	—	—	—	—	12,500	285,084	401,350	273,500	972,434
Average exercise price (in €)	35.36	4.52	2.64	38.29	33.39	22.41	31.44	18.07	8.16	22.58
Expected share value volatility	35.60%	35.60%	39.55%	67.73%	60.53%	61.03%	60.61%	58.82%	59.14%
Risk-free interest rate	3.21%	2.30%	2.06%	1.09%	0.26%	(0.40%)	(0.23%)	(0.06%)	(0.38%)
Average fair value (in €)	9.00	2.22	12.44	25.22	21.73	11.28	15.65	8.80	3.97	12.34
Weighted average remaining contractual life	0.82	3.08	3.34	4.34	5.84	1.94	2.49	3.82	4.82

The total net expense recognized in the income statement for the outstanding warrants totals €2.8 million for the year 2019 (€3.6 million for the prior year 2018).